Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		12 Months Ended
	Sep. 30, 2011	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)			100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Limited partners unit that can be redeemed (in hundredths)			100.00%
Whole Units required per redemption (in units)			50
Percentage of net asset value, redemption charge prior to last day of twelfth month from date of purchase (in hundredths)			2.00%
Percentage of net asset value, redemption charge after the last day of twelfth month from date of purchase (in hundredths)			1.00%
Aggregate amount of redemption charges paid			$ 0	$ 0	$ 25,528
Distributions			0
Income tax expense (benefit)			0
Unrecognized tax benefit			0	0
Settlement award payment		337,120
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.383%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			4.60%
Aggregate amount of redemption charges paid			0	0	1,653
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			100.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.383%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			4.60%
Aggregate amount of redemption charges paid			0	0	767
Settlement award payment		29,602
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Aggregate amount of redemption charges paid			0	0	8,019
Settlement award payment		220,755
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Aggregate amount of redemption charges paid			0	0	9,992
Settlement award payment	$ 10,951	$ 164,828